Employee Defined Benefit Obligations - Summary of Reconciliation for Net Defined Benefit Liability (Details) - Pension defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ 43.8	$ 45.5
Administrative and marketing expenses
Interest expense (income)	0.6	0.9
Past service cost	0.3	0.0
Administrative expenses paid by the Plans	1.1	1.1
Net defined benefit liability asset included in profit or loss	2.0	2.0
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	(41.1)	(55.5)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	1.0	(1.9)
Changes in financial assumptions	40.0	81.9
Experience adjustments	0.6	(4.4)
Remeasurement loss on net employee defined benefit liability, before tax	0.5	20.1
Effect of movement in exchange rates	0.3	(0.8)
Net defined benefit liability asset included in other comprehensive income	0.8	19.3
Other
Benefits paid	0.0	0.0
Contributions by employer	(20.2)	(23.0)
Other net defined benefit liability asset	(20.2)	(23.0)
Balance, end of the year	26.4	43.8
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	563.1	494.3
Administrative and marketing expenses
Interest expense (income)	10.6	13.0
Past service cost	0.3	0.0
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	10.9	13.0
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	0.0	0.0
Actuarial (gains) losses arising from:
Changes in demographic assumptions	1.0	(1.9)
Changes in financial assumptions	40.0	81.9
Experience adjustments	0.6	(4.4)
Remeasurement loss on net employee defined benefit liability, before tax	41.6	75.6
Effect of movement in exchange rates	6.1	(5.0)
Net defined benefit liability asset included in other comprehensive income	47.7	70.6
Other
Benefits paid	(20.1)	(14.8)
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	(20.1)	(14.8)
Balance, end of the year	601.6	563.1
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(519.3)	(448.8)
Administrative and marketing expenses
Interest expense (income)	(10.0)	(12.1)
Past service cost	0.0	0.0
Administrative expenses paid by the Plans	1.1	1.1
Net defined benefit liability asset included in profit or loss	(8.9)	(11.0)
Other comprehensive loss (income)
Return on the plan assets, excluding interest income	(41.1)	(55.5)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement loss on net employee defined benefit liability, before tax	(41.1)	(55.5)
Effect of movement in exchange rates	(5.8)	4.2
Net defined benefit liability asset included in other comprehensive income	(46.9)	(51.3)
Other
Benefits paid	20.1	14.8
Contributions by employer	(20.2)	(23.0)
Other net defined benefit liability asset	(0.1)	(8.2)
Balance, end of the year	$ (575.2)	$ (519.3)